Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Trade And Other Payables [Abstract]
Summary of Trade and Other Payables
	As at March 31
Particulars	2017	2018
Other trade payables	36,669	74,814
Accrued expenses	42,077	43,012
Advance from customers	42,453	63,604
Advance from vendor	364	—
Total	121,563	181,430